Financial Instruments - Summary of Supplier Finance Program (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Balance, beginning of year	$ 132	$ 135
Amounts settled	(172)	(106)
Amounts added to the program	126	103
Balance, end of year	$ 86	$ 132